Income Taxes - Components of Income Taxes (Benefit) (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred:
Benefit from income taxes	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0